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1933 Act Rule 485(b)
1933 Act File No. 002-73948
1940 Act File No. 811-03258

July 17, 2012

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	DFA Investment Dimensions Group Inc. File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 148/149 (the “Amendment”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”).  The Amendment is being submitted to (i) respond to comments conveyed by the Registrant’s examiner concerning the post-effective amendment filed, pursuant to Rule 485(a)(2) under the 1933 Act, on May 3, 2012 to add a new series of shares, designated as the Global Fixed Income (GBP Hedge) Portfolio (the “Portfolio”), to the Registrant; and (ii) make certain non-material changes.  As counsel to the Registrant, we have prepared the Amendment and, in our judgment, it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

The Amendment relates solely to the shares of the Portfolio, as identified on the facing sheet, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct any questions or comments relating to the Amendment and this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell